Client Concenrations	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Client Concenrations [Abstract]
CLIENT CONCENRATIONS

NOTE 10: CLIENT CONCENRATIONS

Four customers accounted for 77% of the Company’s outstanding receivables on January 31, 2025 and 90% of the Company’s outstanding receivables on October 31, 2024. The table below summarizes the accounts receivable concentrations by customer as of January 31, 2025, and October 31, 2024:

Company	Accounts Receivable Concentration
	January 31 2025	October 31 2024
A	21%	21%
B	24%	23%
C	22%	20%
D	10%	27%
	77%	90%

For the three months ended January 31, 2025 and 2024, the Company’s revenue was concentrated amongst eight and eleven customers, respectively. For the three months ended January 31, 2025, 70% of all revenue was obtained from government sources either as a direct contractor or subcontractor, with the remaining 30% of revenue from private customers. For the three months ended January 31, 2024, 81% of all revenue was obtained from government sources either as a direct contractor or subcontractor, with the remaining 19% of revenue from private customers.

NOTE 10: CLIENT CONCENRATIONS

Four customers accounted for 90% of the Company’s outstanding receivables on October 31, 2024 and 69% of the Company’s outstanding receivables on October 31, 2023. Two customers accounted for 63% of the Company’s outstanding receivables on October 31, 2022. The table below summarizes the accounts receivable concentrations by customer for the years ending October 31, 2024, 2023, and 2022:

	Accounts Receivable Concentration
Company	October 31, 2024	October 31, 2023	October 31, 2022
A	27%	12%	0%
B	23%	23%	2%
C	21%	34%	31%
D	20%	0%	0%
E	0%	13%	32%
	90%	82%	66%

For the twelve months ended October 31, 2024, 75% of all revenue was obtained from government sources either as a direct contractor or subcontractor, with the remaining 25% of revenue from private customers. For the twelve months ended October 31, 2023, 99% of all revenue was obtained from government sources either as a direct contractor or subcontractor, and 1% from a single private customer. For the twelve months ended October 31, 2022, 100% of all revenue was obtained from government sources either as a direct contractor or subcontractor.